Cover	Jun. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2023
Entity File Number	001-40236
Entity Registrant Name	EDGEWISE THERAPEUTICS, INC.
Entity Central Index Key	0001710072
Entity Tax Identification Number	82-1725586
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1715 38th St.
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	262-7002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EWTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false